VANECK RARE EARTH/STRATEGIC METALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 23.2%
AVZ Minerals Ltd. ∞ 52,906,510 $ 4,147,541
Iluka Resources Ltd. 2,580,864 12,373,870
Liontown Resources Ltd. * † 17,813,106 9,879,492
Lynas Rare Earths Ltd. * † 2,841,707 15,645,240
Pilbara Minerals Ltd. * † 8,517,517 19,224,773
61,270,916
Canada : 13.0%
Lithium Americas Argentina
Corp. (USD) * 2,194,074 7,152,681
Lithium Americas Corp.
(USD) * † 2,757,854 7,446,206
Patriot Battery Metals, Inc. *
† 1,772,535 5,471,314
Sigma Lithium Corp. (USD) *
† 859,565 10,624,223
Standard Lithium Ltd.
(USD) * † 2,162,212 3,481,161
34,175,585
Chile : 7.1%
Sociedad Quimica y Minera
de Chile SA (ADR) † 448,046 18,674,557
Underline
China : 27.9%
Baoji Titanium Industry Co.
Ltd. 1,951,980 8,604,069
China Northern Rare Earth
Group High-Tech Co. Ltd. 5,969,512 17,486,455
Ganfeng Lithium Group Co.
Ltd. (HKD) 144A † 3,403,640 9,634,290
Jinduicheng Molybdenum
Co. Ltd. 7,197,665 12,099,938
Number
of Shares Value
China (continued)
Shenghe Resources Holding
Co. Ltd. 7,161,831 $ 10,163,105
Tianqi Lithium Corp. (HKD) † 982,400 3,450,006
Xiamen Tungsten Co. Ltd. 4,091,124 12,101,182
73,539,045
France : 4.2%
Eramet SA † 140,815 11,148,185
Underline
Netherlands : 3.2%
AMG Critical Materials NV † 442,207 8,434,092
Underline
United States : 21.3%
Albemarle Corp. † 192,670 18,247,776
Arcadium Lithium Plc * † 4,532,772 12,918,400
MP Materials Corp. * † 779,658 13,760,964
Tronox Holdings Plc 773,342 11,313,993
56,241,133
Total Common Stocks
(Cost: $384,382,382) 263,483,513
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
9.2%
Money Market Fund: 9.2%
(Cost: $24,252,114)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 24,252,114 24,252,114
Total Investments: 109.1%
(Cost: $408,634,496) 287,735,627
Liabilities in excess of other assets: (9.1)% (24,116,331)
NET ASSETS: 100.0% $ 263,619,296
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is $66,729,067.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $9,634,290, or 3.7% of net assets.